SIGNIFICANT EVENTS (Details 1) - 12 months ended Dec. 31, 2018 - Bonds [Member] $ in Millions, $ in Millions, in Millions	CLP ($)	USD ($)	CLF ( )
Senior Bond 1 [Member] | Chile, Pesos
Disclosure of financial liabilities [line items]
Date	Jan. 04, 2018
Amount | $	$ 12,890,000,000
Senior Bond 2 [Member] | Chile, Pesos
Disclosure of financial liabilities [line items]
Amount | $	$ 4,600,000,000
Senior Bond 3 [Member] | Unidad De Fomento (funds code) [Member]
Disclosure of financial liabilities [line items]
Date	Jan. 22, 2018
Amount			24,000
Senior Bond 4 [Member] | Unidad De Fomento (funds code) [Member]
Disclosure of financial liabilities [line items]
Date	Apr. 05, 2018
Amount			484,000
Senior Bond 5 [Member] | Unidad De Fomento (funds code) [Member]
Disclosure of financial liabilities [line items]
Date	Apr. 06, 2018
Amount			184,000
Senior Bond 6 [Member] | Unidad De Fomento (funds code) [Member]
Disclosure of financial liabilities [line items]
Date	Apr. 23, 2018
Amount			216,000
Senior Bond 7 [Member] | Unidad De Fomento (funds code) [Member]
Disclosure of financial liabilities [line items]
Date	Apr. 24, 2018
Amount			4,000
Senior Bond 8 [Member] | Unidad De Fomento (funds code) [Member]
Disclosure of financial liabilities [line items]
Date	Apr. 25, 2018
Amount			262,000
Senior Bond 9 [Member] | Unidad De Fomento (funds code) [Member]
Disclosure of financial liabilities [line items]
Date	May 10, 2018
Amount			800,000
Senior Bond 10 [Member] | USD [Member]
Disclosure of financial liabilities [line items]
Date	Jun. 07, 2018
Amount | $		$ 3,090,000
Senior Bond 11 [Member] | USD [Member]
Disclosure of financial liabilities [line items]
Date	Dec. 11, 2018
Amount | $		$ 250,000,000